Subsequent Event	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Event
SUBSEQUENT EVENT
As discussed in Note 3, on July 14, 2015, the Company consummated the split-off of the majority of its Test & Measurement segment's communications business (other than the data communications cable installation business and the communication service provider business of Fluke Networks which are now part of the instruments business of the Company's Test & Measurement segment) to Danaher shareholders who elected to exchange Danaher shares for ownership interests in the communications business, and the subsequent merger of the communications business with a subsidiary of NetScout. The accounting requirements for reporting the disposition of the communications business as a discontinued operation were met when the separation and merger were completed. Accordingly, the accompanying consolidated financial statements, including the Consolidated Balance Sheets, Consolidated Statements of Earnings and Consolidated Statements of Cash Flows have been revised to reflect the communications businesses as a discontinued operation in all periods presented. In addition, the disclosures included in Notes 1, 2, 3, 4, 5, 6, 7, 8, 10, 12, 14, 15, 17, 18, 19 and 20 have been revised to reflect this discontinued operation. Refer to Note 3 for additional information relating to this transaction.